Segmented information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Gold revenue	$ 1,762,264	$ 1,788,928
Production costs	493,389	407,865
Depreciation & depletion	381,336	302,914
Impairment of long-lived assets	5,905
Reversal of impairment of long-lived assets	(5,905)	174,309
Write-down mineral property interests	15	11,353
Current income tax, withholding and other taxes	270,669	309,913
Net income	460,825	672,413
Capital expenditures	303,971	353,868
Total assets	3,561,293	3,362,379
Operating segments | Fekola Mine
Disclosure of operating segments [line items]
Gold revenue	1,024,425	1,113,288
Production costs	250,337	200,228
Depreciation & depletion	188,601	164,591
Impairment of long-lived assets	0
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		0
Current income tax, withholding and other taxes	190,908	226,059
Net income	263,218	411,251
Capital expenditures	123,651	198,755
Total assets	1,382,369	1,404,135
Operating segments | Masbate Mine
Disclosure of operating segments [line items]
Gold revenue	398,879	368,473
Production costs	146,671	131,780
Depreciation & depletion	86,835	65,775
Impairment of long-lived assets	0
Reversal of impairment of long-lived assets		174,309
Write-down mineral property interests		0
Current income tax, withholding and other taxes	25,750	33,385
Net income	132,615	234,145
Capital expenditures	35,756	42,307
Total assets	786,770	864,043
Operating segments | Otjikoto Mine
Disclosure of operating segments [line items]
Gold revenue	338,960	307,167
Production costs	96,381	75,857
Depreciation & depletion	103,456	71,125
Impairment of long-lived assets	0
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		0
Current income tax, withholding and other taxes	49,063	50,229
Net income	71,576	68,075
Capital expenditures	85,360	69,998
Total assets	442,280	450,843
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
Gold revenue	0	0
Production costs	0	0
Depreciation & depletion	52	0
Impairment of long-lived assets	5,905
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		11,353
Current income tax, withholding and other taxes	37	240
Net income	9,781	16,477
Capital expenditures	57,552	41,513
Total assets	362,133	354,577
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
Gold revenue	0	0
Production costs	0	0
Depreciation & depletion	2,392	1,423
Impairment of long-lived assets	0
Reversal of impairment of long-lived assets		0
Write-down mineral property interests		0
Current income tax, withholding and other taxes	4,911	0
Net income	(16,365)	(57,535)
Capital expenditures	1,652	1,295
Total assets	$ 587,741	$ 288,781